RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of restricted assets [abstract]
RESTRICTED ASSETS	RESTRICTED ASSETS
As of the date of these consolidated financial statements, the Group has judicial deposits for 36,290, which are disclosed in other current and non-current receivables.

As of December 31, 2022, Loma Negra has entered into financial debts through securities-guaranteed borrowings, using its own shares as guarantee for ARS 2,639 million at an annual nominal average rate of 64.99%.